Submission	Aug. 15, 2025
Submission [Line Items]
Central Index Key	0001347858
Registrant Name	22nd Century Group, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A